Employee Benefit Plans (Benefit Obligation in Excess of Plan Assets) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation	$ 7,655	$ 9,420
Fair value of plan assets	7,410	9,229
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation	197	261
Fair value of plan assets	$ 5	$ 7